Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (Loss) before Income Taxes Earned within and outside the United States

Income (loss) before income taxes earned within and outside the United States is shown below:

	Year Ended December 31,
	2014	2013	2012
United States	$17,522	$25,228	$49,193
Outside of the United States	(65,135)	(25,597)	(1,351)

Income (loss) before income taxes	$(47,613)	$(369)	$47,842

Provision for (Benefit from) Income Taxes

The provision for (benefit from) income taxes is composed of:

	December 31, 2014			December 31, 2013			December 31, 2012
	Current	Deferred	Total	Current	Deferred	Total	Current	Deferred	Total
U.S. federal	$2,101	$(2,536)	$(435)	$8,617	$1,252	$9,869	$5,094	$8,070	$13,164
U.S. state and other	295	3	298	820	70	890	229	1,174	1,403
Non-U.S.	12,490	7,366	19,856	8,197	2,893	11,090	7,503	(4,510)	2,993

Total	$14,886	$4,833	$19,719	$17,634	$4,215	$21,849	$12,826	$4,734	$17,560

Effective Tax Rate on Pre-tax Income Differs from the U.S. Statutory Rate

The effective tax rate on pre-tax income differs from the U.S. statutory rate due to the following:

	Year Ended December 31,
	2014	2013	2012
Taxes at U.S. statutory rate(1)	$(16,664)	$(129)	$16,745
State and local income taxes	571	603	1,493
Non U.S. statutory rates, including credits	899	(4,988)	(5,185)
U.S. tax effect of foreign earnings and dividends	(2,112)	(942)	(2,890)
Unremitted earnings	(189)	(157)	3,087
Change in valuation allowances	14,679	16,430	(8,780)
Uncertain tax positions	(2,818)	(1,465)	1,882
Withholding taxes on interest and royalties	3,652	2,992	7,064
U.S. manufacturing deduction	—	(229)	(1,057)
Provision to return adjustments	260	3,814	(3,943)
Stock-based compensation	3,343	3,112	2,466
Non-deductible interest	5,401	5,258	5,203
Non-deductible other expenses	15,589 (2)	1,573	2,004
Government subsidy income	—	(4,219)	—
Impact on foreign currency exchange	(2,643)	71	291
Other—net	(249)	125	(820)

Total provision for income taxes	$19,719	$21,849	$17,560

Effective tax rate	(41)%	(5,921)%	37%

(1)	The U.S. statutory rate has been used as management believes it is more meaningful to the Company.
(2)	Non-deductible other expenses in 2014 include the tax effect of fees incurred for the termination of the Latex JV Option Agreement with Dow and a portion of the fees incurred in connection with the termination of the Advisory Agreement with Bain Capital. See Note 18 for further discussion.

Deferred Income Taxes Reflect Temporary Differences Between the Valuation of Assets and Liabilities

Deferred income taxes reflect temporary differences between the valuation of assets and liabilities for financial and tax reporting:

	December 31,
	2014		2013
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
Tax loss and credit carry forwards	$62,142	$—	$40,007	$—
Unremitted earnings	—	9,273	—	9,462
Unconsolidated affiliates	11,761	—	12,257	—
Other accruals and reserves	11,536	—	13,556	—
Property, plant and equipment	—	42,715	—	45,314
Goodwill and other intangible assets	15,791	—	23,452	—
Deferred financing fees	6,366	—	6,973	—
Employee benefits	41,186	—	31,858	—

	148,782	51,988	128,103	54,776
Valuation allowance	(66,920)	—	(50,404)	—

Total	$81,862	$51,988	$77,699	$54,776

Schedule of Reconciliation of Unrecognized Tax Benefits

For the years presented, a reconciliation of the beginning and ending amount of the unrecognized tax benefits is as follows:

Balance as of December 31, 2011	$25,431
Increases related to current year tax positions	6,757
Decreases related to prior year tax positions	(2,109)

Balance as of December 31, 2012	$30,079
Increases related to current year tax positions	1,225
Decreases related to prior year tax positions	(4,405)

Balance as of December 31, 2013	$26,899
Increases related to current year tax positions	187
Decreases related to prior year tax positions	(6,701)

Balance as of December 31, 2014	$20,385